SUBSEQUENT EVENTS (Details) - Subsequent event ¥ in Millions, $ in Millions							1 Months Ended
	Mar. 26, 2026 USD ($)	Mar. 23, 2026 USD ($)	Jan. 22, 2026 USD ($)	Jan. 21, 2026 USD ($)	Jan. 20, 2026 USD ($)	Jan. 19, 2026 USD ($)	Mar. 31, 2026 USD ($) loan shares	Jan. 31, 2026 loan	Mar. 31, 2026 CNY (¥)	Mar. 26, 2026 CNY (¥)	Mar. 23, 2026 CNY (¥)	Jan. 22, 2026 CNY (¥)	Jan. 21, 2026 CNY (¥)	Jan. 20, 2026 CNY (¥)	Jan. 19, 2026 CNY (¥)
2024 Equity Incentive Plan
SUBSEQUENT EVENTS
Additional securities registered | shares							1,229,381
Newly grant shares | shares							800,000
Jiangsu Taicang Rural Commercial Bank Co., Ltd
SUBSEQUENT EVENTS
Number of loans borrowed | loan								4
Jiangsu Taicang Rural Commercial Bank Co., Ltd on January 19, 2026
SUBSEQUENT EVENTS
Borrowed amount						$ 0.4									¥ 3.0
Term of loan (in year)						1 year
Annual interest rate (in percent)						2.70%									2.70%
Jiangsu Taicang Rural Commercial Bank Co., Ltd on January 20, 2026
SUBSEQUENT EVENTS
Borrowed amount					$ 0.4									¥ 3.0
Term of loan (in year)					1 year
Annual interest rate (in percent)					2.70%									2.70%
Jiangsu Taicang Rural Commercial Bank Co., Ltd on January 21, 2026
SUBSEQUENT EVENTS
Borrowed amount				$ 0.4									¥ 3.0
Term of loan (in year)				1 year
Annual interest rate (in percent)				2.70%									2.70%
Jiangsu Taicang Rural Commercial Bank Co., Ltd on January 22, 2026
SUBSEQUENT EVENTS
Borrowed amount			$ 0.1									¥ 1.0
Term of loan (in year)			1 year
Annual interest rate (in percent)			2.70%									2.70%
China CITIC Bank Suzhou Branch
SUBSEQUENT EVENTS
Number of loans borrowed | loan							3
First loan from China CITIC Bank Suzhou Branch, on March 23, 2026
SUBSEQUENT EVENTS
Borrowed amount		$ 0.9									¥ 6.0
Term of loan (in year)		1 year
Annual interest rate (in percent)		2.70%									2.70%
Second loan from China CITIC Bank Suzhou Branch, on March 26, 2026
SUBSEQUENT EVENTS
Borrowed amount	$ 0.1									¥ 1.0
Term of loan (in year)	1 year
Annual interest rate (in percent)	2.70%									2.70%
Third loan from China CITIC Bank Suzhou Branch, on March 26, 2026
SUBSEQUENT EVENTS
Borrowed amount	$ 0.6									¥ 4.0
Term of loan (in year)	1 year
Annual interest rate (in percent)	2.70%									2.70%
Industrial and Commercial Bank of China
SUBSEQUENT EVENTS
Borrowed amount							$ 1.4		¥ 10.0
Term of loan (in year)							1 year
Annual interest rate (in percent)							2.71%		2.71%